SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2018
Computers and peripheral equipment
Disclosure On Annual Depreciation Rate Using Straight Line Method	33%
Office furniture and equipment
Disclosure On Annual Depreciation Rate Using Straight Line Method	6% – 20% (mainly 15%)
Leasehold improvements
Disclosure On Annual Depreciation Rate Using Straight Line Method	Over the shorter of the term of the lease or the useful life of the asset